Risk Management and Report (Details) - Schedule of Evolution of the LCR and NSFR	Dec. 31, 2023
Maximum [member]
Schedule of Evolution of the LCR and NSFR [Line Items]
Liquidity Coverage Ratio	3.43%
Net Stable Financing Ratio	1.37%
Minimum [member]
Schedule of Evolution of the LCR and NSFR [Line Items]
Liquidity Coverage Ratio	2.42%
Net Stable Financing Ratio	1.27%
Average [member]
Schedule of Evolution of the LCR and NSFR [Line Items]
Liquidity Coverage Ratio	3.01%
Net Stable Financing Ratio	1.33%
Regulatory Limit [member]
Schedule of Evolution of the LCR and NSFR [Line Items]
Liquidity Coverage Ratio	1.00%
Net Stable Financing Ratio	0.70%	[1]

[1]	By transitory disposition of the Central Bank of Chile, in Chapter III.B.2.1 of the Compendium of Accounting Standards for Banks, this limit will gradually increase until reaching 1.0 in January 2026.